CONDENSED STATEMENT OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - Temporary Equity - USD ($)	Redeemable convertible preferred stock	Total
Beginning balance, Temporary equity at Dec. 31, 2021	$ 214,620,000	$ 214,620,000
Beginning balance, Temporary equity (in shares) at Dec. 31, 2021	1,373,730,625	1,373,730,625
Increase (Decrease) in Temporary Equity
Net loss	$ 0
Ending balance, Temporary equity at Mar. 31, 2022	$ 214,620,000
Ending balance, Temporary equity (in shares) at Mar. 31, 2022	1,373,730,625
Increase (Decrease) in Temporary Equity
Net loss	$ 0
Ending balance, Temporary equity at Jun. 30, 2022	$ 214,620,000
Ending balance, Temporary equity (in shares) at Jun. 30, 2022	1,373,730,625
Increase (Decrease) in Temporary Equity
Net loss	$ 0
Ending balance, Temporary equity at Sep. 30, 2022	$ 214,620,000
Ending balance, Temporary equity (in shares) at Sep. 30, 2022	1,373,730,625
Beginning balance, Temporary equity at Dec. 31, 2022	$ 214,620,000	$ 214,620,000
Beginning balance, Temporary equity (in shares) at Dec. 31, 2022	1,373,730,625	1,373,730,625
Increase (Decrease) in Temporary Equity
Net loss	$ 0
Ending balance, Temporary equity at Mar. 31, 2023	$ 214,620,000
Ending balance, Temporary equity (in shares) at Mar. 31, 2023	1,373,730,625
Increase (Decrease) in Temporary Equity
Net loss	$ 0
Ending balance, Temporary equity at Jun. 30, 2023	$ 214,620,000
Ending balance, Temporary equity (in shares) at Jun. 30, 2023	1,373,730,625
Increase (Decrease) in Temporary Equity
Net loss	$ 0
Conversion of Redeemable Convertible Preferred Stock to Series A and Series B Common Stock	$ 1,373,730,625	$ 214,620,000
Conversion of Redeemable Convertible Preferred Stock to Series A and Series B Common Stock (in shares)	214,620,000
Ending balance, Temporary equity (in shares) at Sep. 30, 2023		0